Average Annual Total Returns (Vanguard Precious Metals and Mining Fund Participant)	Vanguard Precious Metals and Mining Fund Vanguard Precious Metals and Mining Fund - Investor Shares 2/1/2014 - 1/31/2015	S&P Global Custom Metals and Mining Index Vanguard Precious Metals and Mining Fund Vanguard Precious Metals and Mining Fund - Investor Shares 2/1/2014 - 1/31/2015	Spliced Global Precious Metals and Mining Index Vanguard Precious Metals and Mining Fund Vanguard Precious Metals and Mining Fund - Investor Shares 2/1/2014 - 1/31/2015	Standard & Poor's 500 Index Vanguard Precious Metals and Mining Fund Vanguard Precious Metals and Mining Fund - Investor Shares 2/1/2014 - 1/31/2015
Average Annual Returns for Periods Ended December 31, 2014
One Year	(11.41%)	(14.37%)	(14.37%)	13.69%
Five Years	(11.66%)	(9.01%)	(9.01%)	15.45%
Ten Years	0.94%	none	3.73%	7.67%